Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]	Schedule II Valuation and Qualifying Accounts (None)